Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 365,247	$ 531,725	$ 245,766